Deferred and Contingent Consideration on Acquisitions - Schedule of Current Liabilities Payable Under the Deferred and Contingent Consideration Arrangements (Details) - BRL (R$) R$ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Current deferred and contingent consideration:
Total current deferred and contingent consideration	R$ 293,796	R$ 277,348
Effecti [Member]
Current deferred and contingent consideration:
Total current deferred and contingent consideration	139,237	129,348
Leadlovers [Member]
Current deferred and contingent consideration:
Total current deferred and contingent consideration	67,923	62,277
Ipe [Member]
Current deferred and contingent consideration:
Total current deferred and contingent consideration	36,930	36,398
Datahub [Member]
Current deferred and contingent consideration:
Total current deferred and contingent consideration	29,100	27,853
Onclick [Member]
Current deferred and contingent consideration:
Total current deferred and contingent consideration	20,602	21,193
Munddi [Member]
Current deferred and contingent consideration:
Total current deferred and contingent consideration	R$ 4	R$ 279